Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
May 14, 2013
(PIMCO EM Fundamental IndexPLUS® AR Strategy Fund - Retail) | Class A
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%
(PIMCO EM Fundamental IndexPLUS® AR Strategy Fund - Retail) | Class C
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.40%
(PIMCO EM Fundamental IndexPLUS® AR Strategy Fund - Class D) | Class D
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%